Long-term investments - Footnote Narrative (Details) - USD ($) $ in Thousands	Dec. 12, 2024	Dec. 31, 2024	Dec. 11, 2024	Dec. 31, 2023
Regulated Services Group
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest in partnerships and joint ventures		$ 38,113		$ 112,680
Regulated Services Group | Variable Interest Entity, Not Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Net assets		$ 0		$ 73,737
Atlantica
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)			42.00%	42.00%
Proceeds from sale of its stake in Atlantica	$ 1,077,184
Regulated Services Group | Regulated Services Group
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)		9.80%
San Antonio Water System
Schedule of Equity Method Investments [Line Items]
Aggregate cost		$ 25,634		$ 25,634